Commitment and Contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Product Warranties/Commitment and Contingencies [Abstract]
Future minimum lease payments for non-cancellable operating leases

Years ending 31 March (Millions of US dollars):
2013	$18.4
2014	17.0
2015	15.8
2016	14.8
2017	6.2
Thereafter	18.1

Total	$90.3